EQUITY	12 Months Ended
Jun. 30, 2025
EQUITY
EQUITY

9.EQUITY

As of June 30, 2025 and 2024, the Company had 50,000,000 ordinary shares authorized (reflecting the effect of an increase in the number of authorized ordinary shares of the Company from 1,000,000 to 50,000,000 on August 31, 2021). Each holder of ordinary shares is entitled to one vote for each share held as of the record date and is entitled to receive dividends, when, and if declared by the shareholders’ meeting or the board of directors of the Company. The number of total ordinary shares outstanding was 13,641,900 and 13,641,900 as of June 30, 2025 and 2024, respectively.

Lead Real Estate is subject to the Companies Act of Japan (the “Companies Act”). The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Ordinary Shares

Under the Companies Act, issuances of ordinary shares are required to be credited to the ordinary shares account for at least 50% of the proceeds and to the additional paid-in capital account for the remaining amounts.

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to certain limitations and additional requirements. Semi-annual interim dividends may also be paid once a year upon resolution by the board of directors if the articles of incorporation of the company stipulates so. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury shares. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

Increases/decreases and transfer of ordinary shares, reserve, and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of ordinary shares. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that ordinary shares, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

Treasury Shares

The Companies Act also provides for companies to purchase treasury shares and dispose of such treasury shares by resolution of the board of directors. The amount of treasury shares purchased cannot exceed the amount available for distribution to the shareholders which is determined by a specific formula.